Shareholder's Equity (Tables)	12 Months Ended
Dec. 31, 2015
Shareholders Equity Tables
Schedule of Earnings Per Share, Basic and Diluted

The following table sets forth the computation of the basic and diluted earnings per share for the years ended December 31, 2015 and 2014:

	December 31,
	2015	2014
Numerator for basic and diluted earnings per shares
Net (Loss) Income	(12,765)	9,511
Denominator
Denominator for basic earnings per ordinary share – weighted average shares outstanding	25,447,564	24,347,620
Effect of dilutive warrants and earnout shares	3,502,078	3,890,059
Denominator for diluted earnings per ordinary share – weighted average shares outstanding	28,949,642	28,237,679
Basic earnings per ordinary share	(0.50)	0.39
Diluted earnings per ordinary share	(0.50)	0.34

Schedule of Earnout Shares Issuable To Shareholders

The following table sets forth the targets and the number of earnout shares issuable to Tecnoglass Holding shareholders upon the achievement of such targets:

	Ordinary Share	EBITDA Target		Number of Earnout Shares
	Price Target	Minimum	Maximum	Minimum	Maximum
Fiscal year ending 12/31/16	$ 15.00 per share	$40,000,000	$45,000,000	1,333,333	1,500,000

Summary of Stock Issuances

The issuances of stock in 2015 are summarized as follows:

Shares issued for achievement of EBITDA targets	500,000
Shares issued for warrant exercises	1,001,848
Shares issued for exercise of unit purchase options	592,656
Total ordinary shares issued	2,094,504